SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Sales of goods	$ 2,560,378	$ 1,901,585	$ 4,792,509		$ 3,443,396
Provision of services	103,859	213,670	184,081		219,574
Total revenue	2,664,237	2,115,255	4,976,590		3,662,970
Segment loss (income)			14,386,929		8,006,064
Finance and other costs	1,141,588	10,464	1,819,740		44,494
Depreciation			263,117		148,464
Amortization			3,611		4,514
Change in fair value of derivative liability	(8,931)	(180,318)	1,038,800		(22,489)
Loss on write-off of notes receivable		8,233			34,185
Loss on write down of inventory			149,503		(28,246)
Net loss for the period	$ 12,032,834	$ 4,762,161	17,661,700	$ 14,794,093	8,186,986
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods			4,792,509		3,443,396
Provision of services			184,081		219,574
Total revenue			4,976,590		3,662,970
Segment loss (income)			3,251,589		4,301,973
Finance and other costs			1,819,740		44,494
Depreciation			261,685		142,374
Amortization			3,611		4,514
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory			149,503		(28,246)
Net loss for the period			5,486,128		4,465,109
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)			11,135,340		3,704,091
Finance and other costs
Depreciation			1,432		6,090
Amortization
Change in fair value of derivative liability			1,038,800		(22,489)
Loss on write-off of notes receivable					34,185
Loss on write down of inventory
Net loss for the period			$ 12,175,572		$ 3,721,877